PPP NOTE AND CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	May 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Forgiveness of PPP note			$ 61		$ 0	$ 61
Proceeds from convertible notes	$ 350		$ 350		$ 0	$ 350	$ 350	$ 0
Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Note interest rate	7.00%		7.00%
Proceeds from convertible notes	$ 350		$ 350
Convertible notes, converted, shares issued (in shares)		54,906	54,906
Paycheck Protection Program, CARES Act
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 61
Note interest rate				1.00%
Note maturity				2 years
Note, payment period				1 year 6 months